Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Leases1 [Abstract]
Future Aggregate Minimum Lease Payments for non-cancellable Service agreements and low value or short-lived Lease Rentals	on-cancellable service agreements and lease rentals for short-lived and low-value assets are payable as follows:

	As at December 31, 2022	As at December 31, 2021
	€m	€m
Less than one year	2.2	2.2
Between one and three years	2.1	4.1
Between three and five years	0.6	2.2
More than five years	0.2	0.2
Total	5.1	8.7